Deferred contract costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Increase (Decrease) Capitalized Contract Costs [Roll Forward]
Balance at the beginning of the year	$ 17,678	$ 11,525
Capitalization of deferred contract costs	10,100	13,350
Amortization of deferred contract costs	(9,641)	(7,197)
Balance at the end of the year	$ 18,137	$ 17,678